CAPITAL STOCK - Disclosure of detailed information about options, valuation assumptions (Details)	12 Months Ended
Dec. 31, 2020 USD ($) Year
Disclosure Of Capital Stock Explanatory [Abstract]
Risk-free interest rate (average)	0.51%
Estimated volatility (average)	67.29%
Expected life in years | Year	5
Expected dividend yield	0.00%
Estimated forfeitures	0.00%
Grant date fair value per option | $	$ 0.38